Acquisitions (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012 Indefinite-Lived Trademarks [Member]	Apr. 30, 2011 Indefinite-Lived Trademarks [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Customer Relationships [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Technology [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Finite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Indefinite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Customer Relationships [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Finite-Lived Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives				$ 92,000	$ 23,800	$ 23,100			$ 147,800	$ 1,600
Intangible assets with indefinite lives	1,855,621	1,799,862						64,100
Total intangible assets			$ 138,900				$ 213,500